Subsequent Events (Details) - USD ($)	Jun. 09, 2025	Apr. 24, 2025	Apr. 15, 2025	Oct. 31, 2024	Apr. 01, 2025
Subsequent Events [Line Items]
Net proceeds				$ 2,420,000
Forecast [Member]
Subsequent Events [Line Items]
Cash payment	$ 201,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Invest amount					$ 201,000
Purchase price per share			$ 1.97
Subsequent Event [Member] | Officer [Member]
Subsequent Events [Line Items]
Number of shares issued		2,875,772
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Number of shares issued			2,030,460
Sold warrant shares			2,030,460
Global Mofy HK [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Equity interests					6.70%